Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share ("Ordinary Shares"), represented by American Depositary Shares ("ADSs")
Amount Registered | shares	65,376,148,000
Proposed Maximum Offering Price per Unit	0.0002
Maximum Aggregate Offering Price	$ 13,075,229.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,805.69
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, (the “Securities Act”), the ordinary shares and American Depositary Shares (“ADSs offered hereby also include an indeterminate number of additional ordinary shares and ADSs as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other transactions. In addition, up to 16,344,037 ADSs, representing 65,376,148,000 ordinary shares, may be sold from time to time pursuant to this registration statement by the selling shareholder named herein.

American depositary shares evidenced by American depositary receipts issuable upon deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-203333). Each American depositary share represents four thousand (4,000) ordinary shares.

Represents ordinary shares represented by ADSs registered for resale by the selling shareholder described herein. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate amount and number of ordinary shares as may be issued upon conversion, exchange, exercise or settlement of any other securities that provide for such conversion, exchange, exercise or settlement.

Estimated solely for the purpose of computing the amount of the registration fee for the ADSs being registered in accordance with Rule 457(c) under the Securities Act based upon the average of the high and low prices for an ADS of the registrant as reported on The Nasdaq Global Market on May 5, 2026, which date is within five business days of the filing of this registration statement.

The Registrant does not have any fee offsets.